MUNICIPAL ADVANTAGE FUND INC.
                                                                    May 30, 1997
Dear Shareholder:

     In a volatile bond market, the Municipal Advantage Fund performed well in the second fiscal quarter ended April 30, 1997, exceeding its benchmark, the Lehman Brothers Municipal Bond Index (Lehman Index). The Fund's objective is to provide a high level of income exempt from regular federal income tax by investing in a diversified portfolio of quality municipal securities. The Fund uses leverage from its preferred shares to generate additional income.

     The Fund paid regular monthly dividends of 6.65 cents per common share during the quarter, or a total of 19.95 cents per share in the three-month period. The yield on the Fund's common shares (based on the $12.125 per share closing market price on April 30, 1997 and the annualized current monthly dividend rate of 6.65 cents per common share) was 6.6% at the end of the quarter, providing a significant real return above inflation. For an investor in the top Federal tax bracket of 39.6%, the Fund's yield was equivalent to 10.9% on a taxable basis.

     The Fund's total return on net asset value (dividends plus change in net asset value per share, assuming reinvestment of dividends) was 0.7% in the quarter, exceeding both the 0.4% return of the Lehman Index and the average total return of 0.5% for the leveraged closed-end general municipal bond funds monitored by Lipper Analytical Services, Inc. The Fund's performance was 16th among the 63 funds in this Lipper universe.

     The Fund's return at its market price, rather than at its net asset value
(NAV), was 3.8% for the quarter, assuming reinvestment of dividends. This reflects an increase in the price of the Fund's common shares on the New York Stock Exchange and is the actual return received by shareholders.

     The Fund's common shares trade in the market at a discount to NAV, as is true of most closed-end municipal bond funds. With the market price of the shares outpacing the NAV during the quarter, the Fund's discount narrowed to 12.3% at April 30, 1997 from 14.8% three months earlier. One way for owners of the Fund's common shares to capitalize on the discount and acquire an interest in quality securities at a price well below NAV is by reinvesting dividends, as many of the Fund's shareholders do.

SEMI-ANNUAL AND 12-MONTH PERFORMANCE

     In the first fiscal half ended April 30, 1997, the Fund provided a total return of 1.9% at NAV and 5.5% at market, compared with 2.0% for the Lehman Index.

     For the 12 months ended April 30, 1997, the Fund's total return was 9.1% at NAV and 16.5% at market, exceeding the Lehman Index return of 6.6%. The Fund's return at NAV for the period surpassed the average total return of 8.0% for the 63 leveraged closed-end general municipal bond funds monitored by Lipper. The Fund ranked 11th among those funds for the 12-month period.

     The Fund achieved these results by continuing its investment in a diversified portfolio of quality municipal securities, and by selling bonds as they reached par (face value) and reinvesting the proceeds in noncallable issues and bonds trading at a discount to par. In a rising market, noncallable and discount bonds tend to outperform issues trading at par or higher.

MARKET REVIEW

     The investment environment continues to be characterized by ideal economic conditions of low inflation and moderate economic growth. Nonetheless, bond prices have been volatile in recent months because of investor concerns about potential future inflation.

     A key event in the second fiscal quarter was the Federal Reserve's March 25th increase in its target Fed funds rate by one-quarter percentage point to 5.50%. With this rate boost, the Fed made clear it is taking an activist stance in the fight against inflation, real or potential. Prices of nearly all types of bonds fell in the days immediately following the Fed's action, but have recovered since that time amid signs of a slowing economy.

     Although we are not market forecasters, we think the odds are against the bond market heading into a severe, protracted decline. Moreover, if the Fed's preemptive strike against economic overheating works its purpose, the stage could be set for a potentially strong bond market later this year.

     In this environment of uncertainty about inflation and the economic outlook, tax-exempt municipal securities were one of the better-performing sectors of the bond market during the quarter. The fundamentals of the tax-exempt market appear to be positive at this time. Supply is manageable, and demand remains strong, including demand from the 'baby boomers' now in their peak earning years.

     For a recorded periodic update, reviewing the municipal bond markets and containing specific information regarding the Fund and its portfolio, including largest holdings, asset allocation, NAV, performance and other information, please call our toll-free number, (800) 421-4777.

PORTFOLIO ANALYSIS

     In managing the Fund, we look for sector, maturity and quality groups of the municipal bond market that we believe provide the highest yield at the lowest price with the least amount of risk. At April 30, 1997, almost the entire portfolio--i.e., 99.8% of assets based on market value--was invested in long-term securities, with the remainder in cash and cash equivalents. The average maturity of the portfolio at April 30, 1997 was 21 years, unchanged from January 31, 1997.

     We continue to stress investments in housing and health/hospital bonds and in the general obligation bonds of states with improving economies, such as New York, Texas and California. The five largest market sectors in the portfolio as of April 30, 1997 were: general obligation, 17.7%; housing, 17.2%; health and hospital, 16.1%; water and sewer, 13.6%; and airline and airport, 9.0%. The five largest portfolio positions by state were: New York, 17.6%; Texas, 10.7%; California, 9.7%; Illinois, 6.1%; and Colorado, 5.8%.


     In the second quarter, we continued to increase the Fund's investments in higher rated securities, since lower rated municipals offer relatively little additional value at this time. As of April 30, 1997, of the long-term securities owned by the Fund, 84.2% of the assets were rated A or better by Standard & Poor's or Moody's, up from 83.8% three months earlier and 80.7% three months before that.

PREFERRED STOCK COSTS

     At the latest auction on May 23, 1997, the Fund sold 91-day auction rate preferred stock at an annual dividend rate of 3.85%, up from 3.50% on the previous 91-day issue. Proceeds from the preferred stock are invested in municipal bonds that yield more than the cost of the preferred, with the Fund's common shares realizing the difference. Besides adding to income, the use of leverage tends to magnify capital appreciation in a rising bond market and magnify capital losses in a declining market.

RECENT DEVELOPMENT

     As discussed in the Fund's first quarter report, on February 14, 1997, Oppenheimer Group, Inc., the ultimate parent of Advantage Advisers, Inc., the Fund's investment manager, and an affiliate of OpCap Advisors, the Fund's investment adviser, entered into an agreement to sell the stock of the investment manager and a controlling interest in the investment adviser to PIMCO Advisors, L.P. and its affiliates.

     On April 1, 1997, the Board of Directors of the Fund approved, subject to the vote of the Fund's shareholders, a new investment management and investment advisory agreement for the Fund with the investment manager and the investment adviser. The agreements are substantially identical to the existing agreements and would take effect upon shareholder approval and the closing of the proposed transaction. The closing of the transaction is also subject to certain additional closing conditions.

SUMMARY

     Quality municipal securities appear to offer attractive investment value at this time, providing tax-exempt yields well in excess of inflation. Thank you for investing with us. We at the Fund, along with the Fund's manager, Advantage Advisers, Inc., and its adviser, OpCap Advisors, remain dedicated to serving your investment needs.

                                         Sincerely,

                                         /s/ Mark C. Biderman
                                        --------------------------------
                                         Mark C. Biderman
                                         President

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 1997

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)    Value
------------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS--98.4%
              ALABAMA--3.2%
$1,000,000    Alabama State Docks Department Facility Revenue
                (MBIA insured),
                6.15%, 10/1/14............................................   Aaa/AAA          $    1,030,560
 2,000,000    DCH Health Care Authority, Health Care Facilities Revenue,
                5.70%, 6/1/15.............................................    A1/A+                1,967,560
 1,000,000    Huntsville Madison County Airport Authority Revenue
                (MBIA insured),
                5.40%, 7/1/19.............................................   Aaa/AAA                 936,170
 1,155,000    Jefferson County Sewer Revenue (FGIC insured),
                5.375%, 2/1/27............................................   Aaa/AAA               1,090,378
                                                                                                ------------
                                                                                                   5,024,668
                                                                                                ------------
              CALIFORNIA--9.7%
 1,000,000    Burbank Redevelopment Agency,
                6.00%, 12/1/13............................................   Baa1/A-               1,003,260
 2,500,000    California Health Facilities Financing Authority Revenue,
                6.25%, 3/1/21.............................................    Aa3/AA               2,538,725
 1,000,000    California State Public Works Board, Lease Revenue,
                6.30%, 10/1/10............................................     A/A                 1,061,170
 1,000,000    Lafayette Elementary School District (FSA insured),
                5.90%, 5/15/17............................................   Aaa/AAA               1,008,850
 4,000,000    Los Angeles Harbor Department Revenue,
                5.375%, 11/1/23...........................................    Aa/AA                3,705,200
 1,250,000    Los Angeles Public Works Finance Authority (MBIA insured),
                5.25%, 9/1/15.............................................   Aaa/AAA               1,181,000
 1,000,000    Los Angeles Regional Airports Revenue,
                6.70%, 1/1/22.............................................    NR/A-                1,045,720
 1,000,000    Madera County Certificates of Participation (MBIA insured),
                6.125%, 3/15/23...........................................   Aaa/AAA               1,021,080
 1,000,000    San Francisco City & County Certificates of Participation
                (FSA insured),
                5.60%, 4/1/16.............................................   Aaa/AAA                 972,680
 1,500,000    Student Education Loan Marketing Corporation,
                Student Loan Revenue,
                7.00%, 7/1/10.............................................     NR/A                1,572,045
                                                                                                ------------
                                                                                                  15,109,730
                                                                                                ------------
              COLORADO--5.8%
 3,085,000    Colorado Health Facilities Authority Revenue (MBIA insured),

                5.95%, 5/15/12............................................   Aaa/AAA               3,144,849
              Denver City & County Airport Revenue (MBIA insured),
 1,500,000    5.60%, 11/15/25.............................................   Aaa/AAA               1,418,460
 4,500,000    5.75%, 11/15/17.............................................   Aaa/AAA               4,414,860
                                                                                                ------------
                                                                                                   8,978,169
                                                                                                ------------

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 APRIL 30, 1997

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)   Value
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D)
              FLORIDA--1.2%
$2,000,000    Florida State Board of Education,
                5.00%, 6/1/20.............................................      Aa2/AA       $1,811,880
                                                                                             ----------
              GEORGIA--1.5%
 1,000,000    Savannah Hospital Authority Revenue,
                6.125%, 7/1/12............................................      A2/NR         1,035,940
 1,260,000    Toombs County Hospital Authority Revenue,
                7.00%, 12/1/17............................................      NR/BBB        1,308,459
                                                                                             ----------
                                                                                              2,344,399
                                                                                             ----------
              HAWAII--1.0%
 1,500,000    Hawaii General Obligation Bonds,
                5.125%, 2/1/09............................................      Aa3/A+        1,477,125
                                                                                             ----------
              ILLINOIS--6.1%
 3,500,000    Du Page Water Commission, Water Revenue,
                5.25%, 5/1/14.............................................      Aa1/AA        3,359,370
 2,800,000    Illinois Health Facilities Authority Revenue,
                9.00%, 11/15/15...........................................     Baa1/BBB       3,160,780
 2,885,000    Illinois Housing Development Authority Revenue,
                6.70%, 8/1/25.............................................      Aa3/AA        2,972,762
                                                                                             ----------
                                                                                              9,492,912
                                                                                             ----------
              KENTUCKY--.7%
 1,000,000    Louisville & Jefferson Counties Metropolitan Sewer District
                (AMBAC insured),
                6.50%, 5/15/24............................................     Aaa/AAA        1,067,320
                                                                                             ----------
              LOUISIANA--1.0%
 1,500,000    New Orleans General Obligation Bonds (AMBAC insured),
                6.125%, 10/1/16...........................................     Aaa/AAA        1,543,680
                                                                                             ----------
              MAINE--.7%
 1,000,000    Maine State Housing Authority, Mortgage Purchase,
                7.55%, 11/15/22...........................................      Aa2/AA        1,049,700
                                                                                             ----------
              MARYLAND--1.2%
 1,820,000    Maryland State Community Development Administration
                (FHA insured),
                7.60%, 4/1/23.............................................      Aa/NR         1,881,971

                                                                                             ----------
              MASSACHUSETTS--3.5%
 2,250,000    Massachusetts State Health & Education Facilities Authority
                Revenue,
                6.25%, 12/1/22............................................       A1/A         2,304,090
 1,175,000    Massachusetts State Water Pollution Abatement Trust,
                6.375%, 2/1/15............................................     Aa3/AA+        1,240,530

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 APRIL 30, 1997

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)     Value
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D)
              MASSACHUSETTS (CONT'D)
$2,000,000    Massachusetts State Water Resource Authority,
                5.25%, 3/1/13.............................................       A/A         $1,896,800
                                                                                             ----------
                                                                                              5,441,420
                                                                                             ----------
              MICHIGAN--5.2%
 1,000,000    Alpena Public Schools (MBIA insured),
                5.70%, 5/1/14.............................................     Aaa/AAA          999,130
 1,700,000    Dearborn School District,
                6.00%, 5/1/14.............................................      Aa2/AA        1,733,031
 1,000,000    Grand Rapids Water Supply Systems Revenue (FGIC insured),
                6.50%, 1/1/15.............................................     Aaa/AAA        1,064,240
 2,000,000    Michigan State Hospital Finance Authority Revenue,
                8.125%, 10/1/21...........................................     Baa2/BBB       2,274,200
 1,000,000    Michigan State Pollution Control Revenue,
                6.20%, 9/1/20.............................................      A3/A-         1,016,290
 1,000,000    University of Michigan Student Fees Revenue,
                5.25%, 4/1/15.............................................     Aa1/AA+          952,000
                                                                                             ----------
                                                                                              8,038,891
                                                                                             ----------
              MINNESOTA--4.8%
              Minnesota State Housing Finance Agency,
 1,620,000    6.00%, 2/1/14...............................................     Aa2/AA+        1,634,499
 2,905,000    6.10%, 8/1/22...............................................     Aa2/AA+        2,923,360
 1,975,000    6.25%, 8/1/22...............................................      Aa/AA+        1,991,116
 1,000,000    Monticello Independent School District No. 882,
                5.40%, 2/1/15.............................................     Aaa/AAA          971,900
                                                                                             ----------
                                                                                              7,520,875
                                                                                             ----------
              NEVADA--4.6%
 2,000,000    Clark County General Obligation Bonds (MBIA insured),
                6.00%, 6/1/13.............................................     Aaa/AAA        2,051,340
 2,000,000    Clark County Passenger Facility Charge Revenue (MBIA
                insured),
                5.75%, 7/1/23.............................................     Aaa/AAA        1,941,920
 1,000,000    Las Vegas General Obligation Bonds (FGIC insured),
                6.60%, 10/1/12 (A)........................................     Aaa/AAA        1,091,070
              Nevada Housing Division Revenue (FHA insured),
 1,055,000    6.20%, 4/1/17...............................................      Aaa/NR        1,069,970
 1,000,000    6.20%, 10/1/28..............................................      Aaa/NR        1,000,750

                                                                                             ----------
                                                                                              7,155,050
                                                                                             ----------
              NEW HAMPSHIRE--2.0%
 1,000,000    New Hampshire Higher Educational & Health Facilities
                Authority Revenue,
                6.125%, 10/1/13...........................................     Baa2/NR          995,640

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 APRIL 30, 1997

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)     Value
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D)
              New Hampshire State Housing Finance Authority,
$  995,000      6.50%, 7/1/14.............................................      Aa/NR        $1,024,721
 1,000,000      6.90%, 7/1/19.............................................      Aa/NR         1,037,670
                                                                                             ----------
                                                                                              3,058,031
                                                                                             ----------
              NEW JERSEY--2.2%
 1,000,000    New Jersey Economic Development Authority,
                Heating & Cooling Revenue,
                6.20%, 12/1/07............................................     NR/BBB-        1,013,070
 2,670,000    North Hudson Sewer Authority Revenue (FGIC insured),
                5.125%, 8/1/22............................................     Aaa/AAA        2,472,287
                                                                                             ----------
                                                                                              3,485,357
                                                                                             ----------
              NEW YORK--17.6%
 1,750,000    Metropolitan Transportation Authority, Transportation
                Facilities Revenue,
                6.00%, 7/1/14.............................................    Baa1/BBB+       1,738,712
 1,000,000    Municipal Assistance Corporation, City of Troy (MBIA
                insured),
                5.00%, 1/15/16............................................     Aaa/AAA          920,020
              New York City General Obligation Bonds,
 2,000,000      5.75%, 2/1/17.............................................    Baa1/BBB+       1,906,820
 1,500,000      5.75%, 2/1/19.............................................    Baa1/BBB+       1,423,230
 1,000,000      5.875%, 3/15/18...........................................    Baa1/BBB+         965,550
 1,000,000      6.00%, 8/1/14.............................................    Baa1/BBB+         985,120
 1,000,000      6.00%, 8/1/16.............................................    Baa1/BBB+         981,990
 1,000,000      6.95%, 8/15/12 (MBIA insured).............................     Aaa/AAA        1,099,080
 2,270,000      7.00%, 10/1/09............................................    Baa1/BBB+       2,411,262
 3,000,000    New York City Industrial Development Agency,
                Special Facilities Revenue,
                6.125%, 1/1/24............................................       A/A          2,993,820
 3,550,000    New York City Municipal Water Finance Authority,
                Water & Sewer Systems Revenue,
                6.00%, 6/15/25............................................      A2/A-         3,552,378
              New York State Dormitory Authority Revenue,
 1,500,000      5.75%, 5/15/24............................................    Baa1/BBB+       1,419,465
   500,000      6.25%, 7/1/25.............................................     Baa1/BBB         501,065
 1,500,000      6.75%, 7/1/24 (MBIA insured) (B)..........................     Aaa/AAA        1,686,165
 1,000,000      7.65%, 8/1/30 (FHA insured)...............................      NR/AAA        1,086,750
 1,500,000    New York State Local Government Assistance Corporation,
                6.50%, 4/1/20.............................................       A3/A         1,591,140

 1,000,000    New York State Medical Care Facilities,
                Finance Agency Revenue,
                6.50%, 8/15/24............................................    Baa1/BBB+       1,043,790

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 APRIL 30, 1997

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)     Value
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D)
              NEW YORK (CONT'D)
              New York State Urban Development Corporation,
                Correctional Capital Facility,
$  500,000      5.375%, 1/1/25............................................     Baa1/BBB      $  452,415
   565,000      5.625%, 1/1/07............................................     Baa1/BBB         563,910
                                                                                             ----------
                                                                                             27,322,682
                                                                                             ----------
              NORTH CAROLINA--2.0%
 3,500,000    North Carolina Municipal Power Agency, No. 1 Catawba
                Electric Revenue (MBIA insured),
                5.00%, 1/1/18.............................................     Aaa/AAA        3,145,590
                                                                                             ----------
              OHIO--1.6%
 2,500,000    Lucas County Hospital Revenue (MBIA insured),
                5.45%, 8/15/14............................................     Aaa/AAA        2,427,325
                                                                                             ----------
              PENNSYLVANIA--.9%
 1,500,000    Philadelphia Water and Wastewater Revenue (MBIA insured),
                5.25%, 6/15/23............................................     Aaa/AAA        1,376,415
                                                                                             ----------
              SOUTH CAROLINA--.9%
 1,450,000    York County Industrial Revenue,
                5.70%, 1/1/24.............................................      A2/A+         1,408,863
                                                                                             ----------
              SOUTH DAKOTA--.7%
 1,000,000    Heartland Consumers Power District Revenue,
                7.00%, 1/1/16.............................................     Aaa/AAA        1,144,960
                                                                                             ----------
              TENNESSEE--2.0%
 1,020,000    Shelby County General Obligation Bonds,
                5.80%, 4/1/19.............................................      Aa/AA+        1,026,171
 2,000,000    Tennessee Housing Development Agency,
                6.375%, 7/1/22............................................      Aa2/AA        2,022,880
                                                                                             ----------
                                                                                              3,049,051
                                                                                             ----------
              TEXAS--10.7%
 1,000,000    Alliance Airport Authority Revenue,
                6.375%, 4/1/21............................................     Baa2/BBB       1,006,580
 1,000,000    Austin Hotel Occupancy Tax Revenue (AMBAC insured),
                5.125%, 11/15/19..........................................     Aaa/AAA          907,500
 4,000,000    Brownsville Utility System Revenue (AMBAC insured),

                5.25%, 9/1/15.............................................     Aaa/AAA        3,787,880
 2,300,000    Carrollton Independent School District,
                5.00%, 2/15/17............................................     Aaa/AAA        2,123,038
 1,500,000    Harris County Port Authority General Obligation Bonds,
                5.75%, 10/1/17............................................      Aa/AA         1,464,720
 1,000,000    Harris County Toll Road Subordinated Lien,
                6.50%, 8/15/15............................................      Aa3/AA        1,079,440

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 APRIL 30, 1997

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)     Value
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D)
              Houston Water Conveyance System, Contract Certificates of
                Participation (AMBAC insured),
$1,000,000      6.25%, 12/15/14...........................................     Aaa/AAA       $1,069,810
 1,400,000      7.50%, 12/15/15...........................................     Aaa/AAA        1,680,420
 2,500,000    San Antonio Electric & Gas Revenue,
                6.00%, 2/1/14.............................................      Aa1/AA        2,536,800
 1,000,000    Texas Turnpike Authority Revenue (FGIC insured),
                5.25%, 1/1/23.............................................     Aaa/AAA          933,250
                                                                                             ----------
                                                                                             16,589,438
                                                                                             ----------
              UTAH--1.0%
              Utah Housing Finance Agency (FHA insured),
 1,105,000      6.35%, 7/1/11.............................................      Aa2/NR        1,136,559
   420,000      6.55%, 7/1/26.............................................      Aa2/NR          434,272
                                                                                             ----------
                                                                                              1,570,831
                                                                                             ----------
              VERMONT--1.1%
 1,690,000    Vermont Housing Finance Agency (FHA insured),
                7.85%, 12/1/29............................................      A1/A-         1,769,683
                                                                                             ----------
              VIRGINIA--2.8%
 4,200,000    Virginia Housing Development Authority,
                6.50%, 1/1/13.............................................     Aa1/AA+        4,358,172
                                                                                             ----------
              WASHINGTON--.8%
 1,160,000    Seattle Museum Development Authority,
                6.30%, 7/1/13.............................................     Aa1/AA+        1,205,913
                                                                                             ----------
              WEST VIRGINIA--.6%
 1,000,000    Braxton County Solid Waste Disposal Revenue,
                6.125%, 4/1/26............................................       A2/A           994,970
                                                                                             ----------
              WISCONSIN--1.3%
 2,000,000    Janesville Pollution Control Revenue,
                5.55%, 4/1/09.............................................      A3/A-         1,974,200
                                                                                             ----------

              Total Long-Term Investments (cost--$150,058,368)............                 $152,819,271
                                                                                             ----------

              SHORT-TERM INVESTMENTS--.2%

              SOUTH CAROLINA--.1%
$  200,000    South Carolina Jobs Economic Development Revenue, VRDN,
                3.80%, 5/1/97.............................................    VMIG1/A1+      $  200,000
                                                                                             ----------

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 APRIL 30, 1997

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)     Value
-------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS (CONT'D)
              TEXAS--.1%
$  100,000    North Central Texas Health Facility Development Revenue,
                VRDN,
                3.90%, 5/1/97.............................................     VMIG1/A1      $    100,000
                                                                                             ------------
                                                                                             $    300,000
              Total Short-Term Investments (cost--$300,000)...............
                                                                                             ------------

              Total Investments (cost--$150,358,368)......................      98.6%        $153,119,271
              Other Assets in Excess of Liabilities.......................       1.4            2,177,793
                                                                             -------------   ------------
              Total Net Assets............................................      100.0%       $155,297,064
                                                                             =============   ============


--------------------------------------------------------------------------------

VRDN--Variable rate demand notes are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.

(A) Pre-refunded for April 1, 2002. Collateralized by U.S. Government securities and cash which are held in escrow and are used to pay principal and interest and to retire the bonds in full at the earliest refunding date.

(B) Pre-refunded for July 1, 2004. Collateralized by U.S. Government securities and cash which are held in escrow and are used to pay principal and interest and to retire the bonds in full at the earliest refunding date.

See accompanying notes to financial statements.

                         MUNICIPAL ADVANTAGE FUND INC.
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                 APRIL 30, 1997

ASSETS
  Investments, at value (cost--$150,358,368)................   $   153,119,271
  Cash......................................................            42,629
  Interest receivable.......................................         2,773,722
  Deferred organization expenses............................            17,654
  Prepaid expenses..........................................            12,212
                                                               ---------------
     Total Assets...........................................       155,965,488
                                                               ---------------

LIABILITIES
  Dividends payable attributable to common shares...........           482,596
  Investment management fee payable.........................            75,894
  Other payables and accrued expenses.......................           109,934
                                                               ---------------
     Total Liabilities......................................           668,424
                                                               ---------------
       Total Net Assets.....................................   $   155,297,064
                                                               ---------------
                                                               ---------------

COMPOSITION OF NET ASSETS
  Preferred stock ($.001 par value and $50,000 net asset and liquidation value per share applicable to 1,100 shares
     issued)................................................   $    55,000,000
                                                               ---------------
  Common stock:
     Par value ($.001 per share, applicable to 7,257,093
      shares issued)........................................             7,257
     Paid-in-capital in excess of par.......................       100,618,353
  Undistributed net investment income.......................           366,922
  Accumulated net realized loss on investments and futures
     transactions...........................................        (3,456,371)
  Net unrealized appreciation on investments................         2,760,903
                                                               ---------------
     Net assets applicable to common shareholders...........       100,297,064
                                                               ---------------
       Total Net Assets.....................................   $   155,297,064
                                                               ---------------
                                                               ---------------
       Net asset value per common share.....................            $13.82
                                                               ---------------
                                                               ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         MUNICIPAL ADVANTAGE FUND INC.
                      STATEMENT OF OPERATIONS (UNAUDITED)
                    FOR THE SIX MONTHS ENDED APRIL 30, 1997

INVESTMENT INCOME
  Interest..................................................   $     4,637,853
                                                               ---------------
OPERATING EXPENSES
  Investment management fee (note 2)........................           464,556
  Auction fees and commissions..............................            74,257
  Auditing, consulting and tax return preparation fees......            34,316
  Reports and notices to shareholders.......................            26,878
  Legal fees................................................            26,388
  Custodian fees (note 2)...................................            23,194
  Transfer and dividend disbursing agent fees...............            16,981
  Directors' fees and expenses..............................            13,116
  Amortization of deferred organization expenses............             8,719
  Stock exchange listing fee................................             7,997
  Miscellaneous.............................................             8,970
                                                               ---------------
     Total operating expenses...............................           705,372
       Less: Expense offset arrangement (note 2)............            (1,078)
                                                               ---------------
       Net operating expenses...............................           704,294
                                                               ---------------
          Net investment income.............................         3,933,559
                                                               ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NET
  Net realized gain on investments..........................            59,035
  Net realized loss on futures transactions (note 1f).......           (61,071)
                                                               ---------------
     Net realized loss on investments and futures
      transactions..........................................            (2,036)
  Net change in unrealized appreciation (depreciation) on
     investments............................................        (1,030,460)
                                                               ---------------
     Net realized loss and change in unrealized appreciation
      (depreciation) on investments.........................        (1,032,496)
                                                               ---------------
Net increase in net assets resulting from operations........   $     2,901,063
                                                               ---------------
                                                               ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         MUNICIPAL ADVANTAGE FUND INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                      ENDED         YEAR ENDED
                                                    APRIL 30,      OCTOBER 31,
                                                     1997 (1)          1996
                                                   ------------    ------------
OPERATIONS

  Net investment income.........................   $  3,933,559    $  7,878,233
  Net realized loss on investments and futures
     transactions...............................         (2,036)       (153,052)
  Net change in unrealized appreciation
     (depreciation) on investments..............     (1,030,460)      1,411,332
                                                   ------------    ------------
     Net increase in net assets resulting from
      operations................................      2,901,063       9,136,513
                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

  Dividends to preferred shareholders from net
     investment income..........................     (1,005,718)     (2,076,179)
  Dividends to common shareholders from net
     investment income..........................     (2,895,580)     (5,671,420)
                                                   ------------    ------------
     Total dividends to shareholders............     (3,901,298)     (7,747,599)
                                                   ------------    ------------
       Total increase (decrease) in net
      assets....................................     (1,000,235)      1,388,914

NET ASSETS

  Beginning of period...........................    156,297,299     154,908,385
                                                   ------------    ------------
  End of period (including undistributed net
     investment income of $366,922 and $334,661,
     respectively)..............................   $155,297,064    $156,297,299
                                                   ------------    ------------
                                                   ------------    ------------

(1) Unaudited.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         MUNICIPAL ADVANTAGE FUND INC.
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                 APRIL 30, 1997

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Municipal Advantage Fund Inc. (the 'Fund') was incorporated in Maryland on February 23, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940.

     The Fund has entered into a management agreement with Advantage Advisers, Inc. (the 'Investment Manager'), a subsidiary of Oppenheimer & Co., Inc., pursuant to which the Investment Manager will, among other things, supervise the Fund's investment program and monitor the performance of the Fund's service providers.

     The Investment Manager entered into an advisory contract with OpCap Advisors (the 'Investment Adviser'), pursuant to which the Investment Adviser provides investment advisory and administrative services to the Fund. The Investment Adviser is responsible for the management of the Fund's portfolio in accordance with the Fund's investment objective and policies, for making decisions to buy, sell, or hold particular securities and is responsible for the day-to-day administration of the Fund.

     The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund:

(A) VALUATION OF INVESTMENTS

     Investment debt securities are valued each week by an independent pricing service approved by the Board of Directors. Any security or other asset for which market quotations are not readily available is valued at its fair value as determined in good faith under procedures established by the Board of Directors. The Fund invests substantially all of its assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia and their political subdivisions. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

(B) FEDERAL INCOME TAXES

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non-taxable income to its shareholders; accordingly, no Federal income tax provision is required.

(C) ORGANIZATION AND OFFERING COSTS

     Costs incurred by the Fund in connection with its organization and offering of its common shares were $87,909 and $433,917, respectively; offering costs were charged to capital. Organization costs were deferred and are being amortized to expense on a straight line basis over sixty months from commencement of operations. Offering costs and underwriting discounts in connection with the preferred share issuance were $303,393 and $962,500, respectively and were charged to capital attributable to common shares at the time of issuance of such shares.

                         MUNICIPAL ADVANTAGE FUND INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
                                 APRIL 30, 1997

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

(D) SECURITY TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Interest income is accrued daily. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discounts are accreted daily to taxable income.

(E) DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK

     The Fund declares dividends from net investment income monthly to holders of common stock. Distributions of net capital gains, if any, are paid at least annually. The Fund records dividends and distributions to common shareholders on the ex-dividend date.

(F) FUTURES ACCOUNTING POLICIES

     A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to a broker an amount of cash or securities equal to the minimum 'initial margin' requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as 'variation margin' and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The Fund invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. There were no futures contracts open at April 30, 1997.

2. INVESTMENT MANAGEMENT FEE


     The investment management fee is payable monthly to the Investment Manager, and is computed as a percentage of the Fund's average weekly net assets at the annual rate of .60%. The Investment Manager pays the Investment Adviser a monthly fee at an annual rate of .36% of the Fund's average weekly net assets for its services. The Investment Manager paid the Investment Adviser $278,734 for the six months ended April 30, 1997.

     The Fund benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly expenses. Had these cash balances been invested in an income producing asset, they would have generated income for the Fund.

3. PURCHASES AND SALES OF SECURITIES

     For the six months ended April 30, 1997, purchases and sales of investment securities, other than short-term securities, aggregated $29,264,314 and $28,519,925, respectively.

                         MUNICIPAL ADVANTAGE FUND INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
                                 APRIL 30, 1997

4. CAPITAL

     There are 100 million shares of $.001 par value common stock authorized. The Fund's charter provides that the Board of Directors may classify or reclassify any unissued shares of capital stock into one or more additional classes or series, with rights determined by the Board of Directors. The Fund's Board of Directors has authorized the reclassification of 1,100 shares of common stock to Auction Rate Preferred Stock ('Preferred Stock').

5. AUCTION RATE PREFERRED STOCK

     The Fund has issued 1,100 shares of Preferred Stock with net asset and liquidation value of $50,000 per share plus any accumulated but unpaid dividends.

     Dividends are accumulated daily at an annual rate set through auction procedures and recently have been reset every ninety-one days. The annualized dividend rate ranged from 3.50% to 3.80% during the six months ended April 30, 1997 and was 3.50% at April 30, 1997. Distributions of net realized capital gains, if any, are paid at least annually.

     The Fund is subject to certain limitations and restrictions while Preferred Stock is outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Stock at its liquidation value.

     The Preferred Stock, which is entitled to one vote per share, generally votes with the common stock but votes separately as a class to elect two

Directors and on any matters affecting the rights of the Preferred Stock.

6. QUARTERLY RESULTS OF OPERATIONS

                                                                             Realized and
                                                                                                      Net Increase
                                                                                                       (Decrease)
                                                                              Unrealized              in Net Assets
                                                         Net                Gain (Loss) on           Resulting from
                          Investment Income       Investment Income         Investments-Net            Operations
                         --------------------    --------------------    ---------------------    ---------------------
                                        Per                     Per                      Per                      Per
                                       Common                  Common                   Common                   Common
    Quarter Ended          Total       Share       Total       Share        Total       Share        Total       Share
----------------------   ----------    ------    ----------    ------    -----------    ------    -----------    ------
January 31, 1997......   $2,319,442    $0.32     $1,962,718    $0.27     ($  215,768)   ($0.03)   $ 1,746,950    $0.24
April 30, 1997........    2,318,411     0.32      1,970,841     0.27        (816,728)    (0.11)     1,154,113     0.16
                         ----------    ------    ----------    ------    -----------    ------    -----------    ------
                         $4,637,853    $0.64     $3,933,559    $0.54     ($1,032,496)   ($0.14)   $ 2,901,063    $0.40
                         ----------    ------    ----------    ------    -----------    ------    -----------    ------
                         ----------    ------    ----------    ------    -----------    ------    -----------    ------
January 31, 1996......   $2,317,542    $0.32     $1,965,199    $0.27     $ 4,006,198     $0.55    $ 5,971,397    $0.82
April 30, 1996........    2,307,130     0.32      1,966,485     0.27      (6,640,914)    (0.91)    (4,674,429)   (0.64)
July 31, 1996.........    2,320,887     0.32      1,983,890     0.28       1,916,810      0.26      3,900,700     0.54
October 31, 1996......    2,328,294     0.32      1,962,659     0.27       1,976,186      0.27      3,938,845     0.54
                         ----------    ------    ----------    ------    -----------    ------    -----------    ------
                         $9,273,853    $1.28     $7,878,233    $1.09     $ 1,258,280     $0.17    $ 9,136,513    $1.26
                         ----------    ------    ----------    ------    -----------    ------    -----------    ------
                         ----------    ------    ----------    ------    -----------    ------    -----------    ------

                         MUNICIPAL ADVANTAGE FUND INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
                                 APRIL 30, 1997

7. SUBSEQUENT EVENTS

     On May 1, 1997, a dividend of $.0665 per share was declared to common shareholders payable June 2, 1997 to shareholders of record on May 15, 1997.

     At the last auction on May 23, 1997, the Fund sold 91-day auction rate preferred stock at an annual rate of 3.85% with pay dates of July 1, 1997, August 1, 1997 and August 26, 1997.

     On June 2, 1997, a dividend of $.0665 per share was declared to common shareholders payable July 1, 1997 to shareholders of record on June 16, 1997.

                         MUNICIPAL ADVANTAGE FUND INC.
                              FINANCIAL HIGHLIGHTS

FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                                                April 30, 1993 (1)
                                  Six Months ended       Year ended          Year ended          Year ended             to
                                  April 30, 1997*     October 31, 1996    October 31, 1995    October 31, 1994   October 31, 1993
                                  ----------------    ----------------    ----------------    ----------------  ------------------
Net asset value, beginning of
  period.......................     $      13.96        $      13.77        $      11.79        $      14.75       $      14.10
Income from investment
  operations:
Net investment income..........             0.54                1.09                1.08                1.05               0.43
Net realized and unrealized
  gain (loss) on investments...            (0.14)               0.17                1.98               (2.89)              0.84
                                  ----------------    ----------------    ----------------    ----------------  ------------------
    Total from investment
      operations...............             0.40                1.26                3.06               (1.84)              1.27
                                  ----------------    ----------------    ----------------    ----------------  ------------------
Dividends and distributions to
  shareholders:
Dividends to preferred
  shareholders from net
  investment income............            (0.14)              (0.29)              (0.30)              (0.21)             (0.07)
Dividends to common
  shareholders from net
  investment income............            (0.40)              (0.78)              (0.78)              (0.86)             (0.31)
Distributions to preferred
  shareholders from net
  realized gains...............               --                  --                  --               (0.01)                --
Distributions to common
  shareholders from net
  realized gains...............               --                  --                  --               (0.04)                --
                                  ----------------    ----------------    ----------------    ----------------  ------------------
    Total dividends and
      distributions to
      shareholders.............            (0.54)              (1.07)              (1.08)              (1.12)             (0.38)
                                  ----------------    ----------------    ----------------    ----------------  ------------------
Capital charge in respect to
  issuance of preferred
  shares.......................               --                  --                  --                  --              (0.18)
Capital charge in respect to
  issuance of common shares....               --                  --                  --                  --              (0.06)
                                  ----------------    ----------------    ----------------    ----------------  ------------------
    Total capital charges......               --                  --                  --                  --              (0.24)
                                  ----------------    ----------------    ----------------    ----------------  ------------------
Net asset value, end of
  period.......................     $      13.82        $      13.96        $      13.77        $      11.79       $      14.75
                                  ----------------    ----------------    ----------------    ----------------  ------------------

                                  ----------------    ----------------    ----------------    ----------------  ------------------
Market value, end of period....     $     12.125        $     11.875        $     11.625        $       9.75       $     14.125
                                  ----------------    ----------------    ----------------    ----------------  ------------------
                                  ----------------    ----------------    ----------------    ----------------  ------------------
    Total investment return
      (2)......................              5.5%                9.2%               27.9%              (25.7%)              2.4%(3)
                                  ----------------    ----------------    ----------------    ----------------  ------------------
                                  ----------------    ----------------    ----------------    ----------------  ------------------
Net assets, end of period
  (4)..........................     $155,297,064        $156,297,299        $154,908,385        $140,550,749       $162,057,409
                                  ----------------    ----------------    ----------------    ----------------  ------------------
Ratio of net operating expenses
  to average net assets (6)....             1.41%(5,7)          1.40%(7)            1.44%               1.39%              1.17%(5)
                                  ----------------    ----------------    ----------------    ----------------  ------------------
Ratio of net investment income
  to average net assets (6)....             7.84%(5)            7.88%               8.44%               7.85%              6.07%(5)
                                  ----------------    ----------------    ----------------    ----------------  ------------------
Portfolio turnover.............               19%                 27%                 36%                 22%                 9%
                                  ----------------    ----------------    ----------------    ----------------  ------------------

--------------------------------------------------------------------------------
 *  Unaudited.
(1) Commencement of operations.
(2) Change in market price assuming reinvestment of dividends and distributions to common shareholders on payable date (at market).
(3) Return does not reflect underwriters' discount.
(4) Preferred Shares asset coverage per unit was $141,179, $141,625, $140,600, $127,521 and $147,265, respectively.
(5) Annualized.
(6) Ratios calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Average net assets of common shareholders for each period were $101,135,278, $99,980,261, $93,172,629, $97,502,978 and $102,609,821,
    respectively.
(7) Gross of expense offsets (see note 2 in Notes to Financial Statements).

ANNUAL SHAREHOLDERS MEETING
--------------------------------------------------------------------------------

     The Fund held its annual shareholders meeting on February 21, 1997. At the meeting, common and preferred shareholders voted together on the election of the nominees proposed for election and ratified the selection of Price Waterhouse LLP as the independent accountants of the Fund. The following table provides information concerning the matters voted on at the meeting:

1. ELECTION OF DIRECTORS

NOMINEE                                                             VOTES FOR     VOTES AGAINST    WITHHELD AUTHORITY
-----------------------------------------------------------------   ----------    --------------   ------------------
Robert I. Kleinberg..............................................    6,682,761          0                159,443
Jeswald W. Salacuse..............................................    6,681,161          0                161,043

2. RATIFICATION OF PRICE WATERHOUSE LLP AS THE INDEPENDENT ACCOUNTANTS OF THE
FUND

            VOTES FOR      VOTES AGAINST      VOTES ABSTAINED
            ----------     --------------    ------------------
             6,682,338         52,653              107,213

     The following table provides information concerning the Directors of the
Fund:

DIRECTOR                                        TERM EXPIRATION
-------------------------------------------   -------------------
Robert L. Rosen *..........................   1998 Annual Meeting
Mark C. Biderman *.........................   1999 Annual Meeting
Raymond D. Horton..........................   1999 Annual Meeting
Robert I. Kleinberg........................   2000 Annual Meeting
Jeswald W. Salacuse........................   2000 Annual Meeting

------------------
* Preferred Stock Director

MUNICIPAL ADVANTAGE FUND INC.



SEMI-ANNUAL REPORT

April 30, 1997


DIRECTORS AND PRINCIPAL OFFICERS

Mark C. Biderman
 Director, Chairman of the Board and President

Raymond D. Horton
 Director

Robert L. Rosen
 Director

Jeswald W. Salacuse
 Director

Robert I. Kleinberg
 Director and Secretary

Robert A. Blum
 Assistant Secretary


INVESTMENT MANAGER

Advantage Advisers, Inc.
One World Financial Center
New York, NY 10281


INVESTMENT ADVISER

OpCap Advisors
One World Financial Center
New York, NY 10281


TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

BostonEquiServe L.P.
Post Office Box 8200
Boston, MA 02266


INDEPENDENT ACCOUNTANTS


Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036


This report, including the financial information herein, is transmitted to the shareholders of Municipal Advantage Fund Inc. for their information. It is not a prospectus circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.


MUNICIPAL ADVANTAGE FUND INC.